IMS CAPITAL VALUE FUND
SUMMARY SECTION – IMS CAPITAL VALUE FUND
Investment Objective
The investment objective of the IMS Capital Value Fund (the “Value Fund” or the “Fund”) is long-term growth from capital appreciation and, secondarily, income from dividends and interest.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	IMS CAPITAL VALUE FUND
Redemption Fee (as a percentage of the amount redeemed within 90 days of purchase)	0.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	IMS CAPITAL VALUE FUND
Management Fee	1.21%
Distribution (12b-1) Fees	none
Other Expenses	0.85%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	2.08%

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
IMS CAPITAL VALUE FUND	211	652	1,119	2,410

Portfolio Turnover
The Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Expense Example above, affect the Fund’s performance. During the most recent fiscal year, the Value Fund’s portfolio turnover rate was 146.53% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in common stocks of mid-cap and large-cap U.S. companies. With respect to both mid-cap and large-cap stocks, the Fund’s advisor, IMS Capital Management, Inc., employs a selection process designed to produce a diversified portfolio of companies exhibiting both value and positive momentum characteristics. Value characteristics include a historically low stock price, as well as historically low fundamental ratios such as price to earnings, price to sales, price to book value and price to cash flow. Positive momentum characteristics include positive earnings revisions, positive earnings surprises, relative price strength and other developments that may favorably affect a company’s stock price, such as a new product or change in management.

The advisor seeks to reduce risk through diversification and through the ownership of undervalued companies, which may be less volatile than overpriced companies whose fundamentals do not support their valuations. The Fund typically invests in mid-cap securities, which the advisor defines as those with a market capitalization of approximately $2 billion to $11 billion, and in large-cap securities, which the advisor defines as those with a market capitalization of greater than $11 billion. The advisor generally seeks companies that the advisor believes are well-capitalized, globally diversified, and that have the resources to weather negative business conditions successfully.

Most stocks in the Fund’s portfolio fall into one of the advisor’s seven strategic focus areas: healthcare, technology, financial services, communications/entertainment, consumer, consolidating industries and industries that, in the past, have declined less than others during general market declines. The advisor believes that stocks in these focus areas have the potential to produce superior long-term returns. In addition, the advisor carefully diversifies the Fund’s holdings to ensure representation in all ten major broad-based industry sectors as defined by Standard & Poor’s, Inc.

Although the Fund intends to be invested primarily in mid-cap and large-cap stocks as described above, the Fund may also invest in common stocks of any capitalization. The Fund may pursue its investment objective directly or indirectly through investments in other investment companies (including exchange-traded funds (“ETFs”) and open-end and closed-end mutual funds) that invest in the securities described above.

The Fund typically will sell a portfolio company if both of the following occur: (1) a company’s stock price exceeds the advisor’s target sell price and (2) the company demonstrates that it may be losing positive momentum as described above. The Fund also could sell a portfolio company earlier if the adviser believes that the company’s stock price may not reach the advisor’s target sell price due to a material event, such as major industry-wide change, a significant change in the company’s management or direction, the emergence of a better opportunity within the same industry, or if the company becomes involved in a merger or acquisition.

The Value Fund’s primary objective is capital appreciation. The Fund seeks to achieve its secondary objective of income by investing in dividend-paying stocks.

As a result of the advisor’s overall strategy, the Fund engages in active trading of portfolio securities which causes the Fund to experience a high portfolio turnover rate.
Principal Risks
All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.
  Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
  Portfolio Turnover Risk. The Fund’s portfolio turnover may result in increased brokerage and other expenses, higher current realization of capital gains and a potentially higher tax liability. These factors may negatively affect the Fund’s performance.
  Mid-Cap Risk. Securities of companies with medium market capitalizations are often more volatile and less liquid than investments in larger companies. Mid-cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.
  Large-Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.
  Management Risk. The advisor’s value-oriented approach may fail to produce the intended results. If the advisor’s perception of the value of a company is not realized in the expected time frame, the Fund’s overall performance may suffer.
  Investment Company Securities Risk. When the Fund invests in other investment companies, including ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the underlying funds). ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value or an active market may not develop. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. To the extent that the Fund invests in ETFs that invest in commodities, the Fund will be subject to the risk that the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

Performance
The bar chart below shows how the Value Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Year-by-Year Total Return (for periods ended December 31)

During the period shown in the bar chart, the highest return for a quarter was 24.34% during the quarter ended June 30, 2003 and the lowest return for a quarter was (27.06)% during the quarter ended September 30, 2011. The Fund’s year to date return as of September 30, 2013 was 20.72%.
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	One Year	Five Years	Ten Years
IMS CAPITAL VALUE FUND	8.34%	(1.51%)	7.33%
IMS CAPITAL VALUE FUND Return After Taxes on Distributions	8.34%	(1.92%)	6.74%
IMS CAPITAL VALUE FUND Return After Taxes on Distributions and Sale of Fund Shares	5.42%	(1.39%)	6.38%
IMS CAPITAL VALUE FUND S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%

After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2012, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (800) 934-5550 or accessed on the advisor’s website at www.imsfunds.com.